Average Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Clean Energy ETF	Oct. 30, 2023
Fidelity Clean Energy ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(11.58%)
Since Inception	(10.55%)	[1]
Fidelity Clean Energy ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.63%)
Since Inception	(10.60%)	[1]
Fidelity Clean Energy ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.66%)
Since Inception	(7.94%)	[1]
IXV7K
Average Annual Return:
Past 1 year	(10.39%)
Since Inception	(9.48%)	[1]
MS159
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	(10.36%)	[1]

[1]	AFrom October 5, 2021.